Cover	Jul. 12, 2023
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 12, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity File Number	001-41145
Entity Tax Identification Number	98-1585450
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	Ste 15614
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	917
Local Phone Number	446-0469
Written Communications	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Soliciting Material	false
Class A Ordinary Share Units [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Security Exchange Name	NASDAQ
Trading Symbol	HAIAU
Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Security Exchange Name	NASDAQ
Trading Symbol	HAIA
Class A Ordinary Shares Warrants [Member]
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Security Exchange Name	NASDAQ
Trading Symbol	HAIAW